SEGMENT AND GEOGRAPHICAL INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
SEGMENT AND GEOGRAPHICAL INFORMATION
Summary of reportable segment information

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Revenues
United States	$163,361	$158,757	$479,132	$476,411
Canada	49,015	48,542	143,530	144,393
Eliminations	(1,317)	—	(1,775)	—

Total	$211,059	$207,299	$620,887	$620,804

Interest expense
United States	$48,990	$49,299	$150,937	$155,893
Canada	13,841	14,509	41,242	47,221
Eliminations	(1,317)	—	(1,775)	—

Total	$61,514	$63,808	$190,404	$203,114

Segment profit
United States	$41,839	$37,309	$123,048	$113,975
Canada	15,112	15,548	46,038	42,900
Eliminations	—	—	—	(138)

Total	$56,951	$52,857	$169,086	$156,737

Depreciation and amortization
United States	$18,824	$19,328	$56,667	$60,575
Canada	8,442	8,681	24,558	25,004

Total	$27,266	$28,009	$81,225	$85,579

Expenditures for equipment on operating leases and for non-lease assets
United States	$100,607	$42,731	$231,908	$177,925
Canada	24,755	19,298	76,287	72,893

Total	$125,362	$62,029	$308,195	$250,818

Provision for credit losses
United States	$9,169	$7,735	$12,735	$12,895
Canada	2,911	449	3,083	548

Total	$12,080	$8,184	$15,818	$13,443

	As of September 30, 2012	As of December 31, 2011
Segment assets
United States	$10,653,656	$9,654,594
Canada	2,594,918	2,358,198
Eliminations	(222,750)	(111,641)

Total	$13,025,824	$11,901,151

Managed portfolio
United States	$9,132,370	$7,827,253
Canada	2,112,938	1,774,445

Total	$11,245,308	$9,601,698

	2011	2010	2009
Revenues
United States	$641,252	$681,698	$552,402
Canada	189,747	181,853	149,798

Total	$830,999	$863,551	$702,200

Interest expense
United States	$207,657	$255,316	$139,009
Canada	61,177	57,716	41,123

Total	$268,834	$313,032	$180,132

Segment profit
United States	$146,709	$100,291	$66,931
Canada	54,825	62,219	48,849

Total	$201,534	$162,510	$115,780

Depreciation and amortization
United States	$78,568	$90,041	$94,804
Canada	32,978	29,246	22,571

Total	$111,546	$119,287	$117,375

	2011	2010	2009
Expenditures for equipment on operating leases and for non-lease assets
United States	$292,823	$268,593	$210,811
Canada	93,538	88,309	49,236

Total	$386,361	$356,902	$260,047

Segment assets
United States	$9,654,594	$8,683,991	$3,617,870
Canada	2,358,198	2,307,319	1,304,919

Total	$12,012,792	$10,991,310	$4,922,789

Provision for credit losses
United States	$28,974	$74,370	$85,881
Canada	3,879	2,024	3,061

Total	$32,853	$76,394	$88,942

Managed Portfolio
United States	$7,827,253	$7,214,953	$6,923,772
Canada	1,774,445	1,737,091	1,643,332

Total	$9,601,698	$8,952,044	$8,567,104

	2011	2010	2009
Reconciliation:
Segment profit
Profit from segments	$201,534	$162,510	$115,780
Less: inter-segment balances	—	(30)	(62)

Total	$201,534	$162,480	$115,718

Segment assets
Assets from segments	$12,012,792	$10,991,310	$4,922,789
Less: inter-segment balances	(6,269)	(2,449)	(3,138)
Less: investment in subsidiaries	(105,372)	(105,372)	(105,372)

Total	$11,901,151	$10,883,489	$4,814,279